UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Financial Services, LLC d/b/a Empirical Wealth Management
Address: 1420 5th Aveneu,  Suite 1740
         Seattle, WA  98101

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jaime Holderman
Title:     Chief Compliance Officer
Phone:     206.923.3474

Signature, Place, and Date of Signing:

 /s/ Jaime Holderman     Seattle, WA     January 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $107,713 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     7716   225445 SH       SOLE                        0        0   225445
BLUE NILE INC                  COM              09578R103      456     8000 SH       SOLE                        0        0     8000
COTT CORP QUE                  COM              22163N106      196    21800 SH       SOLE                        0        0    21800
ISHARES TR                     BARCLYS TIPS BD  464287176    22395   208291 SH       SOLE                        0        0   208291
ISHARES TR                     S&P 500 INDEX    464287200      217     1719 SH       SOLE                        0        0     1719
ISHARES TR                     MSCI EMERG MKT   464287234      410     8618 SH       SOLE                        0        0     8618
ISHARES TR                     BARCLYS 1-3 YR   464287457      684     8156 SH       SOLE                        0        0     8156
ISHARES TR                     MSCI EAFE IDX    464287465     1015    17448 SH       SOLE                        0        0    17448
ISHARES TR                     MSCI SMALL CAP   464288273      576    13666 SH       SOLE                        0        0    13666
ISHARES TR                     S&P DEV EX-US    464288422      547    15997 SH       SOLE                        0        0    15997
ISHARES TR                     BARCLYS 1-3YR CR 464288646    21389   205112 SH       SOLE                        0        0   205112
ISHARES TR                     BARCLYS 3-7 YR   464288661     7490    65331 SH       SOLE                        0        0    65331
ISHARES TR                     RSSL MCRCP IDX   464288869     2097    41865 SH       SOLE                        0        0    41865
MICROSOFT CORP                 COM              594918104     1161    41600 SH       SOLE                        0        0    41600
NOVAGOLD RES INC               COM NEW          66987E206      371    26000 SH       SOLE                        0        0    26000
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    10521   206635 SH       SOLE                        0        0   206635
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     7483   249790 SH       SOLE                        0        0   249790
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      347    12550 SH       SOLE                        0        0    12550
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      514    13886 SH       SOLE                        0        0    13886
VANGUARD INDEX FDS             REIT ETF         922908553     3664    66184 SH       SOLE                        0        0    66184
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     7419   128788 SH       SOLE                        0        0   128788
VANGUARD INDEX FDS             VALUE ETF        922908744      525     9849 SH       SOLE                        0        0     9849
VANGUARD INDEX FDS             STK MRK ETF      922908769     3400    52373 SH       SOLE                        0        0    52373
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1109    23214 SH       SOLE                        0        0    23214
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     2664    55331 SH       SOLE                        0        0    55331
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     3347    92601 SH       SOLE                        0        0    92601